Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Significant Accounting Policies [Abstract]
Cash and cash equivalents	$ 13,103	$ 205,153	$ 1,243
Advertising expense	$ 154,964	$ 40,000
Inventory [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	100.00%
Sales [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	100.00%